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                     SUPPLEMENT DATED OCTOBER 3, 2005 TO THE
                                PROSPECTUSES AND
                   STATEMENTS OF ADDITIONAL INFORMATION (SAI)
                        (CLASS A, B, C, P, Y & VC SHARES)

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LORD ABBETT AFFILIATED FUND

LORD ABBETT BLEND TRUST
   Lord Abbett Small-Cap Blend Fund

LORD ABBETT BOND-DEBENTURE FUND

LORD ABBETT DEVELOPING GROWTH FUND

LORD ABBETT GLOBAL FUND
   Lord Abbett Global Equity Fund
   Lord Abbett Global Income Fund

 LORD ABBETT INVESTMENT TRUST
   Lord Abbett Balanced Strategy Fund
   Lord Abbett Convertible Fund
   Lord Abbett Core Fixed Income Fund
   Lord Abbett High Yield Fund
   Lord Abbett Income Strategy Fund
   Lord Abbett Limited Duration U.S. Government &
       Government Sponsored Enterprises Fund
   Lord Abbett Total Return Fund
   Lord Abbett U.S. Government & Government
       Sponsored Enterprises Fund
   Lord Abbett World Growth & Income Strategy Fund

LORD ABBETT LARGE-CAP GROWTH FUND

LORD ABBETT MID-CAP VALUE FUND

LORD ABBETT MUNICIPAL INCOME FUND
    Lord Abbett California Tax-Free Fund
    Lord Abbett Connecticut Tax-Free Fund
    Lord Abbett Hawaii Tax-Free Fund
    Lord Abbett Minnesota Tax-Free Fund
    Lord Abbett Missouri Tax-Free Fund
    Lord Abbett National Tax-Free Fund
    Lord Abbett New Jersey Tax-Free Fund
    Lord Abbett New York Tax-Free Fund
    Lord Abbett Texas Tax-Free Fund
    Lord Abbett Washington Tax-Free Fund

LORD ABBETT MUNICIPAL INCOME TRUST
    Lord Abbett Florida Tax-Free Trust
    Lord Abbett Georgia Tax-Free Trust
    Lord Abbett High Yield Municipal Bond Fund
    Lord Abbett Insured Intermediate Tax-Free Fund
    Lord Abbett Michigan Tax-Free Trust
    Lord Abbett Pennsylvania Tax-Free Trust

LORD ABBETT RESEARCH FUND
    Lord Abbett America's Value Fund
    Lord Abbett Growth Opportunities Fund
    Lord Abbett Large-Cap Core Fund
    Lord Abbett Small-Cap Value Fund

LORD ABBETT SECURITIES TRUST
    Lord Abbett All Value Fund
    Lord Abbett Alpha Strategy Fund
    Lord Abbett International Core Equity Fund
    Lord Abbett International Opportunities Fund
    Lord Abbett Large-Cap Value Fund
    Lord Abbett Micro-Cap Growth Fund
    Lord Abbett Micro-Cap Value Fund

LORD ABBETT SERIES FUND
    All Value Portfolio
    America's Value Portfolio
    Bond-Debenture Portfolio
    Growth & Income Portfolio
    Growth Opportunities Portfolio
    International Portfolio
    Large-Cap Core Portfolio
    Mid-Cap Value Portfolio

LORD ABBETT U.S. GOVERNMENT & GOVERNMENT
SPONSORED ENTERPRISES MONEY MARKET FUND


STATEMENTS OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
ALL FUNDS
As of October 1, 2005, Robert G. Morris serves as the Chief Investment Officer of Lord, Abbett & Co. LLC.

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PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION
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LORD ABBETT AFFILIATED FUND
LORD ABBETT LARGE-CAP GROWTH FUND
LORD ABBETT SECURITIES TRUST
         Lord Abbett Large-Cap Value Fund
LORD ABBETT SERIES FUND
         All Value Portfolio
         Growth & Income Portfolio

Robert G. Morris no longer serves as an investment manager of the Funds/Series listed above. As of October 1, 2005, Mr. Morris serves as the Chief Investment Officer of Lord, Abbett & Co. LLC.

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LORD ABBETT INVESTMENT TRUST
         Lord Abbett Balanced Strategy Fund
         Lord Abbett Income Strategy Fund
         Lord Abbett World Growth & Income Strategy Fund
LORD ABBETT SECURITIES TRUST
         Lord Abbett Alpha Strategy Fund

Robert S. Dow, Managing Partner of Lord, Abbett & Co. LLC, no longer serves as a member of the Asset Allocation Committee of the Funds/Series listed above. As of October 1, 2005, Robert G. Morris serves as the Chief Investment Officer of Lord, Abbett & Co. LLC.

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LORD ABBETT MUNICIPAL INCOME TRUST
         Lord Abbett High Yield Municipal Bond Fund

The section in the Prospectus entitled "The Fund - Management - Investment Managers" is hereby revised to reflect that:

Robert Dow, Managing Partner of Lord, Abbett & Co. LLC, is no longer responsible for overseeing and reviewing the team's investment strategies and implementation.

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LORD ABBETT GLOBAL FUND
         Lord Abbett Global Equity Fund

The following section replaces the section in the Prospectuses entitled "The Funds - Management - Investment Managers - Global Equity Fund":

"Harold E. Sharon and Daniel H. Frascarelli head the investment management team and are primarily and jointly responsible for the day-to-day management of the Fund. Mr. Sharon, Director of International Core Equity, joined Lord Abbett in 2003. From 2001 to 2003, he worked as a consultant for various financial venture capital companies. Prior thereto, Mr. Sharon served as a Managing Director of Warburg Pincus Asset Management and Credit Suisse Asset Management. Mr. Frascarelli, Partner and Director of Large-Cap Core Equity, joined Lord Abbett in 1990 is a holder of a Chartered Financial Analyst designation and has been in the investment industry since 1983."

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LORD ABBETT SECURITIES TRUST
         Lord Abbett All Value Fund

The following paragraph replaces the section in the Prospectuses entitled "The Funds - Management - Investment Managers - All Value Fund":

"Robert P. Fetch and Howard E. Hansen head the investment management team and are primarily and jointly responsible for the day-to-day management of the Fund. Mr. Fetch, Partner and Small-Cap Value Senior Investment Manager, joined Lord Abbett in 1995 and has been in the investment industry since 1977. Mr. Hansen, Partner and Investment Manager, joined Lord Abbett in 1995 and is a holder of a Chartered Financial Analyst designation."

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LORD ABBETT SECURITIES TRUST
         Lord Abbett International Opportunities Fund

The following paragraph replaces the section in the Prospectuses entitled "The Funds - Management - Investment Managers - International Opportunities Fund":

"Todd Jacobson heads the investment management team and is primarily responsible for the day-to-day management of the Fund. Mr. Jacobson joined Lord Abbett in 2003 from Warburg Pincus Asset Management and Credit Suisse Asset Management, where he served as a Portfolio Manager. Mr. Jacobson is a holder of a Chartered Financial Analyst designation and has been in the investment industry since 1988."

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LORD ABBETT SECURITIES TRUST
         Lord Abbett International Core Equity Fund

Todd Jacobson no longer serves as an Investment Manager of the Lord Abbett International Core Equity Fund.

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LORD ABBETT SERIES FUND
         International Portfolio

The following paragraph replaces the section in the Prospectus entitled "The Fund - Management - Investment Managers":

"Todd Jacobson heads the investment management team and is primarily responsible for the day-to-day management of the Portfolio. Mr. Jacobson joined Lord Abbett in 2003 from Warburg Pincus Asset Management and Credit Suisse Asset Management, where he served as a Portfolio Manager. Mr. Jacobson is a holder of a Chartered Financial Analyst designation and has been in the investment industry since 1988."

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